SCHEDULE OF NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
ScheduleOfNonControllingInterestsLineItems [Line Items]
As of September 30, 2024	$ 442,848
Elimination of NCI at disposal of subsidiary	59,592
Net loss attributable to non-controlling interest	(54,663)	$ (52,924)	$ (43,300)
Foreign currency translation adjustment	(718)
As of September 30, 2025	447,059	442,848
Xi'an DT [Member]
ScheduleOfNonControllingInterestsLineItems [Line Items]
As of September 30, 2024	463,006
Net loss attributable to non-controlling interest	(6,382)
Foreign currency translation adjustment	(9,565)
As of September 30, 2025	447,059	463,006
Tianjin YHX [Member]
ScheduleOfNonControllingInterestsLineItems [Line Items]
As of September 30, 2024	(20,158)
Elimination of NCI at disposal of subsidiary	59,592
Net loss attributable to non-controlling interest	(48,281)
Foreign currency translation adjustment	8,847
As of September 30, 2025		$ (20,158)